Income Taxes - Schedule of Statutory Federal Income Tax Rate to Income (Details) - USD ($) $ in Thousands	3 Months Ended		5 Months Ended	7 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Jul. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Successor [Member]
Schedule of Statutory Federal Income Tax Rate to Income [Line Items]
Federal income tax provision at statutory tax rate, Amount			$ (23,249)
Federal income tax provision at statutory tax rate, Percent			21.00%
State income taxes, net of federal benefit, Amount			$ (260)
State income taxes, net of federal benefit, Percent
Foreign tax rate differential, Amount			$ 842
Foreign tax rate differential, Percent			(1.00%)
Permanent differences, Amount
Permanent differences, Percent
Meals and entertainment, Amount			$ 673
Meals and entertainment, Percent			(1.00%)
Goodwill, Amount
Goodwill, Percent
Transaction costs, Amount			$ 2,730
Transaction costs, Percent			(2.00%)
Bargain purchase gain, Amount
Bargain purchase gain, Percent
Stock compensation, Amount			$ 14,705
Stock compensation, Percent			(13.00%)
Bonus, Amount
Bonus, Percent
State rate deferred benefit, Amount
State rate deferred benefit, Percent
Foreign deferred rate change, Amount
Foreign deferred rate change, Percent
Change in valuation allowance, Amount
Change in valuation allowance, Percent
Other, Amount			$ (697)
Other, Percent			1.00%
Provision (benefit) for income taxes, Amount	$ 1,500		$ (5,256)
Provision (benefit) for income taxes, Percent	6.00%		5.00%
Predecessor [Member]
Schedule of Statutory Federal Income Tax Rate to Income [Line Items]
Federal income tax provision at statutory tax rate, Amount				$ (2,617)	$ (898)	$ 4,925
Federal income tax provision at statutory tax rate, Percent				21.00%	21.00%	21.00%
State income taxes, net of federal benefit, Amount				$ (1,436)	$ 283	$ 581
State income taxes, net of federal benefit, Percent				12.00%	(7.00%)	3.00%
Foreign tax rate differential, Amount				$ 1,522	$ 1,097	$ 889
Foreign tax rate differential, Percent				(12.00%)	(26.00%)	4.00%
Permanent differences, Amount				$ (315)	$ 504	$ 87
Permanent differences, Percent				2.00%	(12.00%)
Meals and entertainment, Amount				$ 877	$ 1,496	$ 611
Meals and entertainment, Percent				(7.00%)	(35.00%)	3.00%
Goodwill, Amount					$ (576)	$ (576)
Goodwill, Percent					14.00%	(2.00%)
Transaction costs, Amount				$ (5,154)
Transaction costs, Percent				41.00%
Bargain purchase gain, Amount						$ (2,480)
Bargain purchase gain, Percent						(11.00%)
Stock compensation, Amount				$ 172	$ 309
Stock compensation, Percent				(1.00%)	(7.00%)
Bonus, Amount				$ (2,185)
Bonus, Percent				17.00%
State rate deferred benefit, Amount					$ (557)	$ (828)
State rate deferred benefit, Percent					13.00%	(4.00%)
Foreign deferred rate change, Amount					$ 40	$ 33
Foreign deferred rate change, Percent					(1.00%)
Change in valuation allowance, Amount				$ 12,596
Change in valuation allowance, Percent				(101.00%)
Other, Amount				$ (217)	$ 311	$ 166
Other, Percent				1.00%	(7.00%)	1.00%
Provision (benefit) for income taxes, Amount		$ (700)		$ 3,243	$ 2,009	$ 3,408
Provision (benefit) for income taxes, Percent		35.80%		(27.00%)	(47.00%)	15.00%